SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 30, 2014 $ / shares shares	Mar. 19, 2014 $ / shares shares	Jun. 30, 2012	Jun. 28, 2012 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares	Dec. 28, 2016 $ / shares shares	Nov. 03, 2016 $ / shares shares	Jun. 23, 2016 $ / shares shares	Mar. 29, 2016 $ / shares shares	Dec. 31, 2015 ₪ / shares	Oct. 01, 2015 $ / shares shares	Jul. 01, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares								₪ 0.9					₪ 0.9
Number of options
Options, beginning | shares					277,500	235,000	145,000
Options, Granted | shares					250,000	120,000	215,000
Options, Forfeited | shares					(177,400)	(77,500)	(40,000)
Exercised | shares					(20,100)		(85,000)
Options, ending | shares					330,000	277,500	235,000
Exercisable at end of year | shares					20,000	30,000	20,000
Weighted average exercise price
Options, beginning | $ / shares					$ 7.60	$ 8.28	$ 6.50
Options, Granted | $ / shares					8.10	7.15	8.66
Options, Forfeited | $ / shares					7.56	8.67	8.79
Exercised | $ / shares					6.50		6.50
Options, ending | $ / shares					7.97	7.60	8.28
Exercisable at end of year | $ / shares					7.15	6.50	6.50
Weighted-average grant-date fair value of options granted | $ / shares					$ 1.42	$ 1.25	$ 1.13
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares				380,000					60,000	50,000	100,000	40,000		40,000	80,000
Vesting period for plan			3 years	4 years
Ordinary shares, par value per share | $ / shares				$ 0.9
Exercise price | $ / shares									$ 10	$ 7.34	$ 7.54	$ 7.63		$ 7.15	$ 7.15
Dividend yield					5.00%	5.00%
Number of options
Options, Granted | shares	20,000	195,000
Weighted average exercise price
Options, Granted | $ / shares	$ 7.34	$ 8.79
Aggregate intrinsic value | $					$ 332	$ 27	$ 0
Unrecognized compensation cost related to non-vested stock options | $					$ 306
Unrecognized compensation weighted average period of recognition, years					1 year 1 month 21 days
Period in which equity exceeds threshold			4 years
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares				300,000
Expected stock price volatility					37.70%	35.07%	37.23%
Expected option life, years					3 years	3 years	2 years 10 months 13 days
Risk free interest rate					0.92%	0.92%	0.48%
Dividend yield							5.00%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares				680,000
Expected stock price volatility					40.30%	38.97%	39.14%
Expected option life, years					5 years 6 months	4 years	4 years
Risk free interest rate					1.79%	1.39%	1.34%
Dividend yield							4.60%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years
Vesting percentage				75.00%